Annual Total Returns - Fidelity Advisor® Value Strategies Fund [BarChart] - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-12 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Class A
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	26.63%
Annual Return 2013	30.02%
Annual Return 2014	6.17%
Annual Return 2015	(2.86%)
Annual Return 2016	10.94%
Annual Return 2017	18.85%
Annual Return 2018	(17.65%)
Annual Return 2019	34.18%
Annual Return 2020	7.95%
Annual Return 2021	32.93%